GREAT-WEST FUNDS, INC.
GREAT-WEST REAL ESTATE INDEX FUND
Schedule of Investments
As of March 31, 2020 (Unaudited)
Shares		Fair Value
COMMON STOCK
Apartment REITS — 22.17%
93,730	American Campus Communities Inc REIT	$ 2,601,008
174,249	American Homes 4 Rent REIT Class A	4,042,577
101,723	Apartment Investment & Management Co REIT Class A	3,575,563
95,581	AvalonBay Communities Inc REIT	14,066,656
66,269	Camden Property Trust REIT	5,251,156
238,897	Equity Residential REIT	14,742,334
45,225	Essex Property Trust Inc REIT	9,960,354
32,737	Front Yard Residential Corp REIT	391,207
62,970	Independence Realty Trust Inc REIT	562,952
368,439	Invitation Homes Inc REIT	7,873,541
78,065	Mid-America Apartment Communities Inc REIT	8,043,037
200,560	UDR Inc REIT	7,328,462
		78,438,847
Diversified REITS — 11.40%
28,587	CorePoint Lodging Inc REIT	112,061
179,895	Digital Realty Trust Inc REIT	24,989,214
251,557	Duke Realty Corp REIT	8,145,416
13,761	PS Business Parks Inc REIT	1,864,891
108,307	Vornado Realty Trust REIT	3,921,796
55,376	Washington REIT	1,321,825
		40,355,203
Health Care REITS — 9.18%
160,901	Diversified Healthcare Trust REIT	584,070
91,189	Healthcare Realty Trust Inc REIT	2,546,909
338,735	Healthpeak Properties Inc REIT	8,078,830
27,313	LTC Properties Inc REIT	843,972
8,747	Universal Health Realty Income Trust REIT	881,785
255,093	Ventas Inc REIT	6,836,492
277,692	Welltower Inc REIT	12,712,740
		32,484,798
Hotels REITS — 4.33%
144,590	Apple Hospitality Inc REIT	1,325,890
64,284	Ashford Hospitality Trust Inc REIT	47,519
31,330	Chatham Lodging Trust REIT	186,100
138,793	DiamondRock Hospitality Co REIT	705,068
21,406	Hersha Hospitality Trust REIT	76,633
490,820	Host Hotels & Resorts Inc REIT	5,418,653
Shares		Fair Value
Hotels REITS — (continued)
164,481	Park Hotels & Resorts Inc REIT	$ 1,301,045
89,758	Pebblebrook Hotel Trust REIT	977,465
115,637	RLJ Lodging Trust REIT	892,718
37,410	Ryman Hospitality Properties Inc REIT	1,341,148
113,772	Service Properties Trust REIT	614,369
70,214	Summit Hotel Properties Inc REIT	296,303
154,501	Sunstone Hotel Investors Inc REIT	1,345,704
77,738	Xenia Hotels & Resorts Inc REIT	800,701
		15,329,316
Manufactured Homes REITS — 4.26%
124,603	Equity LifeStyle Properties Inc REIT	7,162,180
63,430	Sun Communities Inc REIT	7,919,236
		15,081,416
Office Property REITS — 12.57%
32,957	American Assets Trust Inc REIT	823,925
98,412	Boston Properties Inc REIT	9,076,539
121,063	Brandywine Realty Trust REIT	1,273,583
80,342	Columbia Property Trust Inc REIT	1,004,275
76,996	Corporate Office Properties Trust REIT	1,703,921
100,146	Cousins Properties Inc REIT	2,931,274
112,592	Douglas Emmett Inc REIT	3,435,182
50,955	Easterly Government Properties Inc REIT	1,255,531
102,604	Empire State Realty Trust Inc REIT Class A	919,332
83,154	Equity Commonwealth REIT	2,636,813
71,594	Franklin Street Properties Corp REIT	410,234
71,283	Highwoods Properties Inc REIT	2,524,844
105,681	Hudson Pacific Properties Inc REIT	2,680,070
81,099	JBG SMITH Properties REIT	2,581,381
66,698	Kilroy Realty Corp REIT	4,248,663
62,219	Mack-Cali Realty Corp REIT	947,595
33,120	Office Properties Income Trust REIT	902,520
138,337	Paramount Group Inc REIT	1,217,366
86,424	Piedmont Office Realty Trust Inc REIT Class A	1,526,248
55,573	SL Green Realty Corp REIT	2,395,196
		44,494,492
Regional Malls REITS — 4.01%
98,787	CBL & Associates Properties Inc REIT	19,767

See Notes to Schedule of Investments.

March 31, 2020

GREAT-WEST FUNDS, INC.
GREAT-WEST REAL ESTATE INDEX FUND
Schedule of Investments
As of March 31, 2020 (Unaudited)
Shares		Fair Value
Regional Malls REITS — (continued)
76,281	Macerich Co REIT(a)	$ 429,462
34,897	Pennsylvania REIT(a)	31,812
210,009	Simon Property Group Inc REIT	11,521,094
64,894	Tanger Factory Outlet Centers Inc REIT(a)	324,470
42,064	Taubman Centers Inc REIT	1,761,640
124,585	Washington Prime Group Inc REIT(a)	100,304
		14,188,549
Shopping Centers REITS — 5.24%
59,743	Acadia Realty Trust REIT	740,216
204,649	Brixmor Property Group Inc REIT	1,944,166
47,993	Federal Realty Investment Trust REIT	3,580,758
288,133	Kimco Realty Corp REIT	2,786,246
58,148	Kite Realty Group Trust REIT	550,662
114,631	Regency Centers Corp REIT	4,405,269
80,212	Retail Opportunity Investments Corp REIT	664,957
146,824	Retail Properties of America Inc REIT Class A	759,080
10,372	Retail Value Inc REIT	127,057
56,726	RPT Realty REIT	342,058
22,376	Seritage Growth Properties REIT Class A(a)	203,845
103,162	SITE Centers Corp REIT	537,474
79,346	Urban Edge Properties REIT	699,038
83,106	Weingarten Realty Investors REIT	1,199,220
		18,540,046
Storage REITS — 10.36%
132,253	CubeSmart REIT	3,543,058
88,634	Extra Space Storage Inc REIT	8,487,592
31,842	Life Storage Inc REIT	3,010,661
40,764	National Storage Affiliates Trust REIT	1,206,614
102,811	Public Storage REIT	20,419,293
		36,667,218
Warehouse/Industry REITS — 15.86%
131,186	Americold Realty Trust REIT	4,465,571
26,200	EastGroup Properties Inc REIT	2,737,376
86,635	First Industrial Realty Trust Inc REIT	2,878,881
505,239	Prologis Inc REIT	40,606,059
Shares		Fair Value
Warehouse/Industry REITS — (continued)
39,924	QTS Realty Trust Inc REIT Class A	$ 2,315,991
75,727	Rexford Industrial Realty Inc REIT	3,105,564
		56,109,442
TOTAL COMMON STOCK — 99.38% (Cost $424,063,755)		$351,689,327
Principal Amount
SHORT TERM INVESTMENTS
Repurchase Agreements — 0.32%
$147,713	Undivided interest of 3.61% in a repurchase agreement (principal amount/value $4,098,858 with a maturity value of $4,098,860) with Credit Agricole Securities (USA) Inc., 0.02%, dated 3/31/20 to be repurchased at $147,713 on 4/1/20 collateralized by various U.S. Government Agency securities, 3.00% - 5.00%, 10/20/39 - 11/1/49, with a value of $4,180,835.(b)	147,713
993,817	Undivided interest of 1.91% in a repurchase agreement (principal amount/value $52,106,736 with a maturity value of $52,106,750) with HSBC Securities (USA) Inc, 0.01%, dated 3/31/20 to be repurchased at $993,817 on 4/1/20 collateralized by various U.S. Government Agency securities, 2.50% - 8.00%, 2/1/30 - 3/1/56, with a value of $53,148,871.(b)	993,817
TOTAL SHORT TERM INVESTMENTS — 0.32% (Cost $1,141,530)		$1,141,530
TOTAL INVESTMENTS — 99.70% (Cost $425,205,285)		$352,830,857
OTHER ASSETS & LIABILITIES, NET — 0.30%		$1,044,521
TOTAL NET ASSETS — 100.00%		$353,875,378

(a)	All or a portion of the security is on loan at March 31, 2020.
(b)	Collateral received for securities on loan.
REIT	Real Estate Investment Trust
See Notes to Schedule of Investments.

March 31, 2020

GREAT-WEST FUNDS, INC.
GREAT-WEST REAL ESTATE INDEX FUND
Schedule of Investments
As of March 31, 2020 (Unaudited)
At March 31, 2020, the Fund held the following outstanding exchange traded futures contracts:
Description	Number of Contracts		Notional Amount	Expiration Date	Fair Value and Net Unrealized Appreciation
S&P 500 Emini Futures	24	USD	3,083,640	June 2020	$270,443
See Notes to Schedule of Investments.

March 31, 2020

GREAT-WEST FUNDS, INC.
GREAT-WEST REAL ESTATE INDEX FUND
Notes to Schedule of Investments (Unaudited)

Security Valuation
The Board of Directors of the Fund has adopted policies and procedures for the valuation of the Fund’s securities and assets, and has appointed the Fair Value Pricing Committee of the investment adviser, Great-West Capital Management, LLC, to complete valuation determinations under those policies and procedures.
The Fund generally values its securities based on market prices determined at the close of regular trading on the New York Stock Exchange (NYSE) on each day the NYSE is open for trading. The net asset value (NAV) of each class of the Fund's shares is determined by dividing the net assets attributable to each class of shares of the Fund by the number of issued and outstanding shares of each class of the Fund on each valuation date.
For securities that are traded on only one exchange, the last sale price as of the close of business of that exchange will be used. If the closing price is not available, the current bid as of the close of business will be used. For securities traded on more than one exchange, or upon one or more exchanges and in the over-the-counter (OTC) market, the last sale price as of the close of business on the market which the security is traded most extensively will be used. If the closing price is not available, the current bid as of the close of business will be used. For securities that principally trade on the NASDAQ National Market System, the NASDAQ official closing price will be used.
Short term securities purchased with less than 60 days remaining until maturity and all U.S. Treasury Bills are valued on the basis of amortized cost, which has been determined to approximate fair value. Short term securities purchased with more than 60 days remaining until maturity are valued using pricing services, or in the event a price is not available from a pricing service, may be priced using other methodologies approved by the Board of Directors, including model pricing or pricing on the basis of quotations from brokers or dealers, and will continue to be priced until final maturity.
For derivatives that are traded on an exchange, the last sale price as of the close of business of the exchange will be used. For derivatives traded over-the-counter (OTC), independent pricing services will be utilized when possible. If a price cannot be located from the primary source, other appropriate sources, which may include the use of an internally developed valuation model, another external pricing vendor or sourcing a price from a broker, may be used.
Independent pricing services are approved by the Board of Directors and are utilized for all investment types when available. In some instances valuations from independent pricing services are not available or do not reflect events in the market between the time the market closed and the valuation time and therefore fair valuation procedures are implemented. The fair value for some securities may be obtained from pricing services or other pricing sources. The inputs used by the pricing services are reviewed quarterly or when the pricing vendor issues updates to its pricing methodologies. Broker quotes are analyzed through an internal review process, which includes a review of known market conditions and other relevant data. Developments that might trigger fair value pricing could be natural disasters, government actions or fluctuations in domestic and foreign markets.
The following table provides examples of the inputs that are commonly used for valuing particular classes of securities. These classifications are not exclusive, and any inputs may be used to value any other security class.
Class	Inputs
Common Stock	Exchange traded close price, bids, evaluated bids, open and close price of the local exchange, exchange rates, fair values based on significant market movement and various index data.
Short Term Investments	Maturity date, credit quality and interest rates.
Futures Contracts	Exchange traded close price.
The Fund classifies its valuations into three levels based upon the observability of inputs to the valuation of the Fund’s investments. The valuation levels are not necessarily an indication of the risk or liquidity associated with the underlying investment. Classification is based on the lowest level of input significant to the fair value measurement. The three levels are defined as follows:

March 31, 2020

Level 1 – Unadjusted quoted prices for identical securities in active markets.
Level 2 – Inputs other than quoted prices included in Level 1 that are observable either directly or indirectly. These may include quoted prices for similar assets in active markets.
Level 3 – Unobservable inputs to the extent observable inputs are not available and may include prices obtained from single broker quotes. Unobservable inputs reflect the Fund’s own assumptions and would be based on the best information available under the circumstances.
As of March 31, 2020, all of the Fund’s investments are valued using Level 1 inputs, except for Short Term Investments, which are valued using Level 2 inputs. More information regarding the sector and industry classifications, as applicable, are included in the Schedule of Investments.
Repurchase Agreements
The Fund may engage in repurchase agreement transactions with institutions that the Fund’s investment adviser has determined are creditworthy. The Fund will purchase securities at a specified price with an agreement to sell the securities to the same counterparty at a specified time, price and interest rate. The Fund’s custodian and/or securities lending agent receives delivery of the underlying securities collateralizing a repurchase agreement. Collateral is at least equal to the value of the repurchase obligation including interest. A repurchase agreement transaction involves certain risks in the event of default or insolvency of the counterparty. These risks include possible delays or restrictions upon a Fund’s ability to dispose of the underlying securities and a possible decline in the value of the underlying securities during the period while the Fund seeks to assert its rights.
Futures Contracts
The Fund uses futures contracts to equitize cash. A futures contract is an agreement between two parties to buy or sell a specified underlying investment for a fixed price at a specified future date. Futures contracts are generally entered into on a regulated futures exchange and cleared through a clearinghouse associated with the exchange. The use of futures contracts may involve risks such as the possibility of illiquid markets or imperfect correlation between the value of the contracts and the underlying securities that comprise the index, or that the clearinghouse will fail to perform its obligations. The Fund held an average of 24 futures contracts for the reporting period.

March 31, 2020